12. Earnings/(loss) per share (Details - Dilutive securities) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earningsloss Per Share
Warrants to purchase common stock	6,733,292	6,733,292	7,241,054
Common stock in the unit purchase option for underwriters	0	0	215,000
Options in the unit purchase option for underwriters to purchase common stock	0	0	215,000
Convertible promissory notes issued to underwriters and other related parties subject to possible conversion	99,243	99,243	113,385
Convertible promissory notes issued to shareholders subject to possible conversion	2,833,344	1,744,603	1,392,602
Options to purchase common stock	473,944	374,650	107,813
Total potential dilutive securities	10,139,823	8,951,788	9,284,854